Changes in Capital Accounts, Preferred Stock (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Apr. 06, 2020	Dec. 31, 2019
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,250,000
Series B Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,200,000
Preferred stock, shares outstanding (in shares)			400	1,500